Subsequent events	12 Months Ended
Dec. 31, 2024
Subsequent events
Subsequent events
Dividends declared
The Bank announced a quarterly cash dividend of $0.625 US dollar cents per share corresponding to the fourth quarter of 2024. The cash dividend was approved by the Board of Directors on February 25, 2025 and was paid on March 25, 2025 to the Bank’s stockholders as of March 10, 2025 record date.
Securities Issuance Process - Colombian Market
On February 14, 2025, through Resolution No. 0124 of January 29, 2025, the Colombian Financial Superintendence authorized the Bank to register and publicly offer ordinary bonds for up to COP$300 billion Colombian pesos in the National Registry of Securities and Issuers (“RNVE”).